Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2024
Events Occurring After the Reporting Date [Abstract]
Events occurring after the Reporting Date

Note 20. Events occurring after the Reporting Date

On 3 July 2024, the Company lodged the SEC Form F-3 registration statement and secured the At-the-Market (ATM) funding facility with H.C. Wainright & Co., LLC with access of up to approximately US$2m funding.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.